PARTIES-IN-INTEREST TRANSACTIONS - Narrative (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Revenue sharing allowance | $	$ 73,610
Administrative expenses | $	$ 1,469
LFC common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased (in shares) | shares	38,346
Number of shares sold (in shares) | shares	50,919
Number of shares distributed due to termination or retirement (in shares) | shares	19,608
Dividends paid by Lakeland Financial Corporation to the Plan | $	$ 1,157,215
LFC common stock | Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares purchased, price per share (in usd per share)	$ 52.49
Shares sold, price per share (in usd per share)	54.04
LFC common stock | Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares purchased, price per share (in usd per share)	68.69
Shares sold, price per share (in usd per share)	$ 68.87